Offerings	Oct. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	5,917,397
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 112,430,543.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 9,781.46
Offering Note	(a) Maximum Aggregate Offering Price estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. (b) Includes the aggregate offering price of 1,458,333 additional shares that the underwriters have the option to purchase from the Registrant, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	5,263,158
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(a) The Registrant previously paid a registration fee of $13,810.00 in connection with initial filing of the Registration Statement on Form S-1 on September 24, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a). (b) See note 1(b) above.